LEASE OBLIGATIONS (Tables)	12 Months Ended
Oct. 31, 2021
Lease Obligations
Schedule of Financial Lease Payment

Minimum
Year Ended October 31,	Rent
2022	$103,454
2023	119,887
2024	83,783
2025	65,731
2026	65,731
Thereafter	16,432
Total undiscounted finance lease payments	455,018
Less: imputed interest	(31,000)
Present value of finance lease liabilities	$424,018

Schedule of Operating Lease

Minimum
Year Ended October 31,	Rent
2022	$125,232
2023	113,729
2024	28,857
Total undiscounted operating lease payments	267,818
Less: imputed interest	(13,153)
Present value of operating lease liabilities	$254,665